Shareholder Report, Average Annual Return (Details) 193067_Innovator U.S. Small Cap Power Buffer ETF - February_TF_TSR Annual {TF}	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - February
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator U.S. Small Cap Power Buffer ETF - February NAV
Average Annual Return, Percent	7.74%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return Index
Average Annual Return, Percent	9.51%
Russell 2000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000
Average Annual Return, Percent	8.38%